Average Annual Total Returns{- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Institutional PRO-07 - Fidelity® Conservative Income Bond Fund	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Since Inception		Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Since Inception		Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Since Inception		LB151 Past 1 year	LB151 Past 5 years	LB151 Since Inception
Total	1.15%	1.68%	1.16%	[1]	0.72%	1.01%	0.71%	[1]	0.68%	0.99%	0.70%	[1]	0.87%	1.30%	0.72%	[1]

[1]	(a)From March 3, 2011